Organization and Nature of Business	12 Months Ended
Dec. 31, 2023
Organization and Nature of Business
Organization and Nature of Business

1. Organization and Nature of Business

HUTCHMED (China) Limited (the “Company”) and its subsidiaries (together the “Group”) are principally engaged in researching, developing, manufacturing and marketing pharmaceutical products. The Group and its equity investee have research and development facilities and manufacturing plants in the People’s Republic of China (the “PRC”) and sell their products mainly in the PRC, including Hong Kong and Macau. In addition, the Group has established international operations in the United States of America (the “U.S.”) and Europe.

The Company’s ordinary shares are listed on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEX”) and the AIM market of the London Stock Exchange, and its American depositary shares (“ADS”) are traded on the Nasdaq Global Select Market.

Liquidity

As at December 31, 2023, the Group had accumulated losses of US$870,869,000 primarily due to its spending in drug research and development activities. The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. As at December 31, 2023, the Group had cash and cash equivalents of US$283,589,000, short-term investments of US$602,747,000 and unutilized bank borrowing facilities of US$68,069,000. Short-term investments comprised of bank deposits maturing over three months. The Group’s operating plan includes the continued receipt of dividends from an equity investee. Dividends received from Shanghai Hutchison Pharmaceuticals Limited (“SHPL”) for the years ended December 31, 2023, 2022 and 2021 were US$42,308,000, US$43,718,000 and US$49,872,000 respectively.

Based on the Group’s operating plan, the existing cash and cash equivalents, short-term investments and unutilized bank borrowing facilities are considered to be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the issuance date of the consolidated financial statements.